LONG-TERM DEBT (Details) (USD $)			0 Months Ended					12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 21, 2012 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2013 Senior Notes Four Point Eight Seven Five Percent Senior Notes Due November 2018	Nov. 15, 2013 Senior Notes Four Point Eight Seven Five Percent Senior Notes Due November 2018	Dec. 31, 2012 Senior Notes Four Point Eight Seven Five Percent Senior Notes Due November 2018	Dec. 31, 2013 Senior Notes Four Point Eight Seven Five Percent Senior Notes Due November 2018 2017	Dec. 31, 2013 Senior Notes Four Point Eight Seven Five Percent Senior Notes Due November 2018 2018	Dec. 31, 2013 Senior Notes Four Point Eight Seven Five Percent Senior Notes Due November 2018 2019	Dec. 31, 2013 Senior Notes Four Point Eight Seven Five Percent Senior Notes Due November 2018 2020 and thereafter	Dec. 31, 2013 Senior Notes Four Point Seven Five Percent Senior Notes Due December 2022	Dec. 31, 2012 Senior Notes Four Point Seven Five Percent Senior Notes Due December 2022	Dec. 21, 2012 Senior Notes Four Point Seven Five Percent Senior Notes Due December 2022	Dec. 31, 2013 Senior Notes Four Point Seven Five Percent Senior Notes Due December 2022 2017	Dec. 31, 2013 Senior Notes Four Point Seven Five Percent Senior Notes Due December 2022 2018	Dec. 31, 2013 Senior Notes Four Point Seven Five Percent Senior Notes Due December 2022 2019	Dec. 31, 2013 Senior Notes Four Point Seven Five Percent Senior Notes Due December 2022 2020 and thereafter	Dec. 31, 2013 Senior Notes 7.00% Senior Notes due January 15, 2013	Dec. 31, 2012 Senior Notes 7.00% Senior Notes due January 15, 2013	Dec. 31, 2013 Bonds 5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035	Dec. 31, 2012 Bonds 5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035
Long-term debt
Total long-term debt	$ 1,080,000,000	$ 595,844,000			$ 500,000,000							$ 500,000,000	$ 500,000,000							$ 15,844,000	$ 80,000,000	$ 80,000,000
Current maturities of long-term debt		(15,844,000)
Long-term debt, net of current maturities	1,080,000,000	580,000,000
Face amount						500,000,000								500,000,000
Stated interest rate						4.875%							4.75%	4.75%						7.00%	5.00%	5.00%
Redemption percentage								104.875%	103.25%	101.625%	100.00%				102.375%	101.583%	100.792%	100.00%
Line of Credit Facility [Abstract]
Maximum borrowing capacity			300,000,000
Commitment fee percentage			0.25%
Aggregate contractual maturities of long-term debt
2018	500,000,000
2022	500,000,000
2035	80,000,000
Line of Credit Facility, Amount Outstanding